NOTE PAYABLE (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
SCHEDULE OF LINE OF CREDIT AND NOTE PAYABLE

Principal due under the note payable was as follows at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021

Note payable	-	27,644
Less: note payable, current portion	-	(15,530)
Note payable, net of current portion	$-	$12,114